UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07866

Templeton Emerging Markets Income Fund
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices)   (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500_

Date of fiscal year end: 12/31

Date of reporting period: 6/30/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Templeton Emerging
Markets Income Fund
June 30, 2021

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Templeton Emerging Markets Income Fund 2
Performance Summary 6
Financial Highlights and Statement of Investments 8
Financial Statements 18
Notes to Financial Statements 21
Tax Information 36
Important Information to Shareholders 37
Annual Meeting of Shareholders 38
Dividend Reinvestment and Cash Purchase Plan 39
Shareholder Information 41
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Semiannual Report
SEMIANNUAL REPORT
Templeton Emerging Markets Income Fund
Dear Shareholder:
This semi annual report for Templeton Emerging Markets
Income Fund covers the period ended June 30 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks high, current income, with a secondary
goal of capital appreciation, by investing, under normal
market conditions, at least 80% of its net assets in income-
producing securities of sovereign or sovereign-related
entities and private sector companies in emerging market
countries. For purposes of the Fund’s 80% policy, income-
producing securities of entities in emerging markets include derivative instruments or other investments that have
economic characteristics similar to such securities.
*Includes foreign government and agency securities, money market funds and other net assets less liabilities (including derivatives).
Performance Overview
For the six months under review, the Fund posted cumulative
total returns of +7.42% based on market price and -1.46%
based on net asset value. In comparison, U.S. dollar-
denominated emerging market bonds, as measured by the
J.P. Morgan (JPM) Emerging Markets Bond Index (EMBI)
Global, posted a -1.00% cumulative total return in U.S. dollar terms for the same period.
1
You can find the Fund’s long-
term performance data in the Performance Summary on
page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Economic and Market Overview
Sovereign bond yields rose across much of the world during
the first half of the six-month period ended June 30, 2021,
as vaccine distributions, ongoing stimulus measures and
optimism for improving economic conditions appeared to
fuel reflation expectations across financial markets. In April, sovereign bond yields in much of Asia and the Americas
pulled back from their March peaks, while many areas of
Europe saw yields continue to rise. In June, sovereign bond
yields declined across developed markets but shifted in
varying directions in emerging markets. On the whole, most
countries around the world saw yields rise significantly over the six-month period, despite the general trend of declining yields over the final months of the period.
The yield on the 10-year U.S. Treasury (UST) note finished
the six-month period 55 basis points (bps) higher at 1.47%.
It reached an intra-period peak of 1.74% on March 31, its
highest level since January 2020. In Europe, the yield on the
10-year German Bund finished the six-month period 36 bps
higher at -0.21%. In Asia, the yield on the 10-year Japanese government bond rose three bps to 0.05%. In emerging
markets, sovereign bond yields rose in India, Indonesia,
Thailand, Brazil, Mexico, Chile, Colombia and Peru.
Rising yields strained valuations across many areas of the
global fixed income markets during 2021’s first quarter. U.S.
dollar (USD)-denominated sovereign credit sectors broadly
saw negative returns in January, February and March, before
sharply reversing to generate offsetting positive returns in
April, May and June as yields declined.
In currency markets, the USD broadly strengthened against
a number of major developed market and emerging market
currencies in the first quarter, with a few notable exceptions.
That trend reversed in April and May as the USD broadly
depreciated, before returning to a strengthening pattern
in June. On the whole, the USD finished the six-month
Portfolio Composition
6/30/21
% of Total
Net Assets
Foreign Government and Agency Securities 74.0%
Corporate Bonds 3.1%
Convertible Bonds 1.1%
Other 0.5%
Short-Term Investments & Other Net Assets* 21.3%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
9
.

Templeton Emerging Markets Income Fund

franklintempleton.com
Semiannual Report
period broadly stronger against most currencies, with
some exceptions. In Asia, the Chinese yuan appreciated
1.08% against the USD in the six-month period, while the
Indonesian rupiah depreciated 3.10%, the Indian rupee
1.76%, the South Korean won 3.71% and the Japanese
yen 7.05%. In Latin America, the Brazilian real appreciated
4.38% against the USD, while the Colombian peso
depreciated 8.79% and the Chilean peso 3.25%.
Vaccine distributions progressively accelerated in many
countries during the period, though supply setbacks affected areas of Europe in March and April. Novel coronavirus
(COVID-19) infection levels peaked in January in the U.S.
and Europe before declining in February and plateauing in
March. Cases continued to trend lower in April, May and
June. Governments continued to struggle with balancing
the needs of their economies with the health of their citizens during much of the first half of the period before higher
vaccination rates and lower case levels enabled many
regions to progressively reopen their economies in the
second quarter.
Business and consumer confidence surveys strengthened
in multiple regions during the period, particularly in the
second quarter, despite some growing concerns over the
proliferation of the COVID-19 delta variant in several parts of the world in June, notably in the U.K. and Australia.
Economic activity continued to broadly expand in many
countries during the second half of the period, largely driven by strength in goods sectors and manufacturing. Historically high savings rates in many countries also fueled resurgent
growth in the spring and summer months. Labor market
conditions generally continued to improve in many countries
during the period, though unemployment broadly remained
above pre-pandemic levels.
Inflation figures surged higher in many countries in April,
May and June, driven by a combination of factors that
included cyclical upswings associated with resurgent
economic activity, supply bottlenecks in certain sectors and base effects off of the pandemic shocks in 2020. Headline
Consumer Price Index (CPI) inflation in the U.S. rose
from 2.6% year-over-year in March to 4.2% in April and
5.0% in May, its highest level since 2008. In Europe, euro
area (EA) inflation rose from 0.9% in February to 1.3% in
March, 1.6% in April and 2.0% in May, before levelling off at
1.9% (estimated) in June; the EA had previously endured
deflationary pressures through the third and fourth quarters of 2020. Areas of non-core Europe, such as Hungary and
Russia, experienced above-target levels of inflation in May
and June. Globally, areas of Latin America, such as Brazil
and Mexico, also experienced above-target inflation during
the period, while inflation levels remained relatively more
contained in areas of Asia, such as China, South Korea,
Indonesia and Thailand.
Pent-up demand outpaced supply recoveries in certain
sectors during the spring and summer months, adding to
pricing pressures. Supply bottlenecks have intermittently
surfaced across a myriad of industries due to accelerating
demand, as well as logistical disruptions and ongoing
uncertainties (economic, health and policy) that make it
difficult to accurately schedule production.
Most central banks around the world signaled during the
middle of the six-month period that they had reached the
end of their rate-cutting cycles, with several banks beginning to pivot towards plans for policy normalization. In emerging markets, several countries faced persistent inflation
pressures that may force a faster tightening response from
their central banks. Notably, Brazil’s central bank hiked rates
75 bps three times during the period (March, May and June)
to 4.25%, and Mexico’s central bank hiked its policy rate
25 bps in June to 4.25%, its first rate hike since December
2018. Other countries indicated they may begin pursuing
tightening policies in the second half of 2021.
The Fed kept the federal funds target rate unchanged at
0.00%–0.25%, at each of its policy meetings during the
period. In March, the Fed notably upgraded its growth
forecast for 2021 to 6.5% from its prior estimate of 4.2%
in December. The core inflation forecast was upgraded to
2.2% for 2021, from the prior estimate of 1.8%. However,
Fed Chair Jay Powell cautioned that a full recovery was
still distant and that economic conditions continued to
warrant extraordinary monetary accommodation, citing the
uncertainty related to the course of the pandemic.
In June, the overall policy tone shifted in a hawkish direction as the Fed raised its 2021 growth forecast for the U.S.
economy to 7.0% and increased its inflation forecast to
3.4%. Powell commented that “the economy has clearly
made progress,” and a majority of Fed officials brought
forward their projected expectations for rate hikes. The Fed’s dot plot survey had previously indicated expectations for
Geographic Composition
6/30/21
% of Total
Net Assets
Americas 34.9%
Middle East & Africa 23.0%
Asia Pacific 17.6%
Other Europe 3.2%
Short-Term Investments & Other Net Assets 21.3%

Templeton Emerging Markets Income Fund

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Semiannual Report
no hikes until 2024 at the March meeting. In June, 13 of 18
Fed officials indicated expectations for a rate hike by the
end of 2023, with 11 indicating expectations for two hikes.
Powell cautioned that the dot surveys do not reflect forward guidance from the committee and that any discussion about
raising rates is still “highly premature.”
Powell also indicated in June that discussions of when to
begin tapering its asset purchase program had begun, but
that the timeline is yet to be determined. The Fed continued
to purchase “at least $80 billion per month” in USTs and
“at least $40 billion per month in agency mortgage-backed
securities” during the reporting period. The Fed’s balance
sheet reached US$8.1 trillion at the end of June.
Despite higher U.S. inflation figures during the period, Powell continued to dispel the notion that higher inflation figures in
2021 would necessitate near-term rate hikes, reiterating the
Fed’s view that the figures largely reflect “transitory factors”
that would not affect the course of monetary policy. Core
personal consumption expenditures (PCE) inflation surged to
3.4% year-over-year in May, its highest level since 1992, up from 3.1% in April and 1.9% in March. The Fed continued to
indicate it will let inflation run above 2.0% for periods of time to counterbalance prior periods of prolonged below-target
inflation, implying that the Fed will allow the U.S. economy to run hot in upcoming years. However, Powell directly
addressed Fed credibility concerns, stating that “if we see
inflation moving materially above 2% in a persistent way that risks inflation expectations drifting up, then we will use our tools to guide inflation expectations back down.” As of the
June meeting, the Fed projected core PCE will be 3.0% in
2021, and 2.1% in 2022 and 2023.
The BOJ kept monetary policy unchanged at each of its
policy meetings during the period, leaving the overnight
interest rate at -0.1% and the yield target on the 10-year
Japanese government bond at 0.0%. The BOJ published
the results of its monetary framework review in March,
the first of its kind since 2016. The findings indicated a
shift of emphasis from aggressive stimulus towards more
“sustainable” policy. The BOJ said it plans to intervene as
needed during events that require financial market support,
but will shift away from continuous balance sheet expansion
solely to stimulate economic activity. Japan continued to
struggle against deflationary pressures that have persisted
since April 2020. Core inflation (National CPI ex-fresh food)
rose to 0.1% year-over-year in May, from -0.1% in April and
March, -0.4% in February and -0.6% in January.
Investment Strategy
We invest selectively in bonds from emerging markets
around the world to generate income for the Fund, seeking
opportunities while monitoring changes in interest rates,
currency exchange rates and credit risk. We seek to manage
the Fund’s exposure to various currencies and may use
currency forward contracts.
*Does not include cash and cash equivalents.
Manager’s Discussion
The successful development of vaccines against COVID-19
in the final months of 2020 substantially changed our outlook and positioning for 2021. In the weeks before the six-month
reporting period began, we significantly shifted the emphasis of the Fund’s strategic positioning from a risk-reduced stance toward an increasing allocation in risk assets. We expected
a rebound in global economic activity and improving
economic conditions in the spring and summer months of
2021 as vaccines were progressively distributed and people
increasingly reengaged with the world.
We were actively constructive in a number of regions
throughout the period, with a particular focus on areas
of Asia that have robust growth drivers and strong trade
dynamics, as well as areas of Latin America that are poised
to benefit from surging demand for commodities. However,
it remains crucial to be highly selective as there is wide
variance in not only how well countries are containing
COVID-19 and distributing vaccines, but also how well
countries have handled fiscal and monetary policy and
supported their economies. The Fund was focused on two
core areas of value for the upcoming year: (1) weakness in
the USD on excessive fiscal and monetary policies, against
currencies in countries with strong trade dynamics, current
Top 10 Countries*
6/30/21
a
% of Total
Net Assets
a a
Indonesia 12.4%
Ecuador 8.5%
Argentina 7.8%
Ghana 7.1%
Oman 4.8%
Senegal 4.8%
Colombia 4.8%
Dominican Republic 4.7%
Thailand 4.4%
Brazil 3.4%

Templeton Emerging Markets Income Fund

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Semiannual Report
account surpluses, better fiscal management and stronger
growth potential, notably in Asia; and (2) attractive risk-
adjusted yields in a select set of resilient emerging markets.
At the beginning of the period, the Fund held overweighted
positions in specific currencies that showed medium-term
value against the USD. We held notable exposures to the
Chinese yuan, the South Korean won, the Indian rupee,
the Indonesian rupiah, the Japanese yen, the Chilean peso
and the Colombian peso against the USD. We also held
a net-negative position in the Australian dollar to partially hedge emerging market beta risks. During the period, we
significantly increased our exposures to the Chinese yuan,
the Indian rupee and the Indonesian rupiah, and we reduced
our exposure to the South Korean won. We closed our
exposure in the Japanese yen and reduced our net-negative
position in the Australian dollar to increase the risk profile of the Fund. We also significantly increased our exposures to
the Chilean peso, the Colombian peso, the Ghanaian cedi
and the Egyptian pound, we added new exposure to the
Peruvian sol and we unhedged our local-currency positions
in Brazil to gain exposure to the Brazilian real. During the period, we used currency forwards and currency options to
actively manage currency exposures.
We also continued to focus on compelling risk-adjusted
yields in various local-currency bond markets, specifically
in countries with resilient economies and strong trade
dynamics. We continued to prefer the higher yields
available in a select set of emerging markets, notably
including Indonesia, Colombia, Brazil and Ghana, among
others. We also saw pockets of value in certain USD-
denominated sovereign credits. We added to our existing
USD-denominated positions in the Dominican Republic,
Ecuador and Ethiopia, and we added new USD-denominated
sovereign credit positions in Egypt, Oman and Sri Lanka.
During the period, the Fund’s negative absolute performance
was primarily due to currency positions. Interest-rate
strategies and overall credit exposures contributed to
absolute results. Among currencies, positions in Latin
America detracted from absolute performance (the Argentine
peso, Colombian peso and Chilean peso detracted, while
the Brazilian real contributed). Currency positions in Asia
ex-Japan (the Indonesian rupiah and South Korean won)
also detracted from absolute results, as did the Fund’s
net-positive position in the Japanese yen during part of the period. The Fund maintained low overall portfolio duration
while holding duration exposures in select emerging markets.
Select duration exposures in Latin America (Argentina) and
Africa (Ghana) and Asia ex-Japan (Indonesia) contributed to
absolute performance. Among credit exposures, positions in
Latin America contributed to absolute return.
Thank you for your continued participation in Templeton
Emerging Markets Income Fund. We look forward to serving
your future investment needs.
Sincerely,
Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of June 30, 2021
Templeton Emerging Markets Income Fund

franklintempleton.com
Semiannual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 06 /3 0 /2 1
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative Total Return
2
Average Annual Total Return
2
Based on
NAV
3
Based on
market price
4
Based on
NAV
3
Based on
market price
4
6-Month -1.46% +7.42% -1.46% +7.42%
1-Year +0.39% +9.95% +0.39% +9.95%
5-Year +0.32% +10.65% +0.06% +2.04%
10-Year +12.58% +9.62% +1.19% +0.92%
Share Prices
Symbol: TEI 6/30/21 12/31/20 Change
Net Asset Value (NAV) $8.43 $8.92 -$0.49
Market Price (NYSE) $7.97 $7.77 +$0.20
See page 7 for Performance Summary footnotes.

Templeton Emerging Markets Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
All investments involve risks, including possible loss of principal. Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments of countries where the Fund invests. The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to these markets’ smaller size and lesser liquidity and lack of established legal, political, business and social frameworks to sup-
port securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes;
pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. As a nondiversified investment company, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.
The Fund may invest in China Interbank bonds traded on the China Interbank Bond Market (“CIBM”) through the China – Hong Kong Bond Connect program
(“Bond Connect”). In China, the Hong Kong Monetary Authority Central Money Markets Unit holds Bond Connect securities on behalf of ultimate investors (such as the Fund) in accounts maintained with a China-based custodian (either the China Central Depository & Clearing Co. or the Shanghai Clearing House). This re-
cordkeeping system subjects the Fund to various risks, including the risk that the Fund may have a limited ability to enforce rights as a bondholder and the risks of settlement delays and counterparty default of the Hong Kong sub-custodian. In addition, enforcing the ownership rights of a beneficial holder of Bond Connect securities is untested and courts in China have limited experience in applying the concept of beneficial ownership. Bond Connect uses the trading infrastructure of both Hong Kong and China and is not available on trading holidays in Hong Kong. As a result, prices of securities purchased through Bond Connect may fluctuate at times when a Fund is unable to add to or exit its position. Securities offered through Bond Connect may lose their eligibility for trading through the program at any time. If Bond Connect securities lose their eligibility for trading through the program, they may be sold but can no longer be purchased through
Bond Connect.
Bond Connect is subject to regulation by both Hong Kong and China and there can be no assurance that further regulations will not affect the availability of se-
curities in the program, the frequency of redemptions or other limitations. Bond Connect trades are settled in Chinese currency, the renminbi (“RMB”). It cannot be guaranteed that investors will have timely access to a reliable supply of RMB in Hong Kong. Bond Connect is relatively new and its effects on the Chinese interbank bond market are uncertain. In addition, the trading, settlement and IT systems required for non-Chinese investors in Bond Connect are relatively new.
In the event of systems malfunctions, trading via Bond Connect could be disrupted. In addition, the Bond Connect program may be subject to further interpre-
tation and guidance. There can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. Finally, uncertainties in China tax rules governing taxation of income and gains from investments via Bond
Connect could result in unexpected tax liabilities for a Fund.
The application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Bond Connect program, are uncertain, and may have a detrimental effect on the Fund’s investments and returns.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
Distributions
(1/1/21–6/30/21)
Net Investment
Income
$0.3569

Templeton Emerging Markets Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $8.92 $9.95 $10.93 $12.75 $12.17 $12.11 $12.00
Income from investment
operations:
Net investment income
b
. 0.26 0.38 0.66 0.83 0.85 0.25 0.77
Net realized and
unrealized gains (losses) (0.39) (0.84) (0.86) (1.76) 0.35 0.21 0.16
Total from investment
operations ............. (0.13) (0.46) (0.20) (0.93) 1.20 0.46 0.93
Less distributions from:
Net investment income
and net foreign currency
gains ............... (0.36) (0.37) (0.78) (0.65) (0.62) (0.13) (0.40)
Net realized gains ..... — — — — — (0.03) (0.02)
Tax return of capital .... — (0.20) — (0.24) — (0.24) (0.40)
Total distributions ....... (0.36) (0.57) (0.78) (0.89) (0.62) (0.40) (0.82)
Net asset value, end of
period ................ $8.43 $8.92 $9.95 $10.93 $12.75 $12.17 $12.11
Market value, end of period
c
$7.97 $7.77 $9.19 $9.62 $11.17 $10.91 $11.03
Total return (based on
market value per share)
d
.. 7.42% (9.08)% 3.48% (6.26)% 8.11% 2.57% 19.78%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 1.18% 1.17% 1.17% 1.17% 1.09% 1.09% 1.12%
Expenses net of waiver and
payments by affiliates .... 1.17% 1.14% 1.06% 1.14%
f
1.05%
f
1.04%
f
1.10%
Net investment income ... 6.16% 4.22% 6.20% 7.00% 6.60% 6.22% 6.56%
Supplemental data
Net assets, end of period
(000’s) ............... $404,762 $428,098 $477,471 $524,451 $611,845 $584,135 $581,158
Portfolio turnover rate .... 55.05% 56.68% 27.69% 13.69% 13.46% 11.74% 27.98%
a
For the period September 1, 2016 to December 31, 2016.
b
Based on average daily shares outstanding.
c
Based on the last sale on the New York Stock Exchange.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Emerging Markets Income Fund
Statement of Investments (unaudited), June 30, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks 0.5%
Mexico 0.0%
a,b
Corp. GEO SAB de CV, B .......... Household Durables 221,287 $ —
b
South Africa 0.5%
a,b,c
K2016470219 South Africa Ltd., A .... Multiline Retail 93,760,463 —
a,b,c
K2016470219 South Africa Ltd., B .... Multiline Retail 161,018,517 —
b,d
Platinum Group Metals Ltd., 144A .... Metals & Mining 48,837 178,055
b,e
Platinum Group Metals Ltd. ......... Metals & Mining 469,750 1,700,495
1,878,550
Total Common Stocks (Cost $9,933,828) .......................................
1,878,550
Warrants
a a a a a
Warrants 0.0%
Mexico 0.0%
a,b
Corp. GEO SAB de CV , 12/30/27 .... Household Durables 346,196 —
Total Warrants (Cost $–) ......................................................
—
Principal
Amount
*
Convertible Bonds 1.1%
Bermuda 0.1%
d,f,g
Digicel Group Holdings Ltd., Sub. Bond,
144A, PIK, 7%, Perpetual ......... Wireless Telecommunication Services 533,093 405,100
South Africa 1.0%
Platinum Group Metals Ltd., Sub. Note,
6.875%, 7/01/22 ................ Metals & Mining 4,000,000 3,893,854
Total Convertible Bonds (Cost $4,113,341) ......................................
4,298,954
Corporate Bonds 3.1%
Bermuda 0.1%
d,f
Digicel Group Holdings Ltd., Senior
Note, 144A, PIK, 8%, 4/01/25 ...... Wireless Telecommunication Services 359,251 299,765
Costa Rica 3.0%
a,c
Reventazon Finance Trust, Senior
Secured Bond, 144A, 8%, 11/15/33 . Diversified Financial Services 12,350,880 12,414,287
South Africa 0.0%
a,d,f
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 7,886,866 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 2,668,360 EUR —
a,d,f
K2016470260 South Africa Ltd., Senior
Secured Note, 144A, PIK, 25%,
12/31/22 ..................... Multiline Retail 48,805,216 —
—
Total Corporate Bonds (Cost $47,055,676) ......................................
12,714,052
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 74.0%
Argentina 7.8%
h,i
Argentina BONCER ,
Index Linked, 1%, 8/05/21 ........ 54,920,670 ARS 327,786

Templeton Emerging Markets Income Fund
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Argentina (continued)
h,i
Argentina BONCER, (continued)
Index Linked, 1.2%, 3/18/22 ....... 1,119,044,333 ARS $ 6,640,913
Index Linked, 1.3%, 9/20/22 ....... 4,418,455 ARS 25,893
Index Linked, 1.4%, 3/25/23 ....... 332,508,279 ARS 1,898,459
Index Linked, 1.5%, 3/25/24 ....... 289,797,662 ARS 1,571,032
Argentina Government Bond ,
i
18.2%, 10/03/21 ................ 216,238,000 ARS 1,212,538
i
16%, 10/17/23 ................. 104,235,900 ARS 379,100
i
15.5%, 10/17/26 ................ 354,647,000 ARS 842,373
Senior Note, 1%, 7/09/29 ......... 2,693,610 1,026,750
Senior Note, 0.125%, 7/09/30 ...... 18,837,775 6,794,974
Senior Bond, 0.125%, 7/09/35 ..... 34,512,222 11,009,744
31,729,562
Brazil 3.4%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 19,050,000 BRL 4,058,141
10%, 1/01/29 .................. 4,730,000 BRL 1,016,470
10%, 1/01/31 .................. 40,030,000 BRL 8,539,070
13,613,681
Colombia 4.8%
Colombia Government Bond ,
Senior Bond, 4.375%, 3/21/23 ..... 164,000,000 COP 44,768
Senior Bond, 9.85%, 6/28/27 ...... 262,000,000 COP 83,457
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 3,760,700,000 COP 1,035,840
B, 10%, 7/24/24 ................ 12,274,000,000 COP 3,730,586
B, 7.5%, 8/26/26 ............... 18,845,000,000 COP 5,322,622
B, 6%, 4/28/28 ................. 3,627,000,000 COP 929,100
B, 7.75%, 9/18/30 .............. 29,302,000,000 COP 8,149,495
19,295,868
Dominican Republic 4.7%
d
Dominican Republic Government Bond ,
Senior Bond, 144A, 4.875%, 9/23/32 2,900,000 2,994,250
Senior Bond, Reg S, 6.85%, 1/27/45 14,000,000 15,872,500
18,866,750
Ecuador 8.5%
d
Ecuador Government Bond ,
Senior Note, 144A, 0.5%, 7/31/30 .. 4,972,000 4,275,970
Senior Bond, 144A, 0.5%, 7/31/35 .. 30,733,500 21,206,115
Senior Bond, 144A, 0.5%, 7/31/40 .. 14,045,250 8,760,724
34,242,809
Egypt 2.0%
d
Egypt Government Bond ,
Senior Bond, 144A, 5.875%, 6/11/25 2,930,000 3,135,349
Senior Note, 144A, 5.25%, 10/06/25 . 4,820,000 5,093,053
8,228,402

Templeton Emerging Markets Income Fund
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
El Salvador 0.6%
d
El Salvador Government Bond, Senior
Bond, 144A, 7.65%, 6/15/35 ....... 2,650,000 $ 2,431,640
Ethiopia 2.8%
d
Ethiopia Government Bond, Senior
Note, 144A, 6.625%, 12/11/24 ..... 12,150,000 11,269,125
Ghana 7.1%
Ghana Government Bond ,
24.75%, 7/19/21 ................ 7,080,000 GHS 1,210,037
19.5%, 10/18/21 ................ 5,917,000 GHS 1,018,552
18.75%, 1/24/22 ................ 1,230,000 GHS 213,003
18.25%, 7/25/22 ................ 4,999,000 GHS 869,461
17.6%, 11/28/22 ................ 670,000 GHS 116,168
16.5%, 2/06/23 ................ 6,750,000 GHS 1,154,721
Senior Note, 17.6%, 2/20/23 ...... 12,970,000 GHS 2,252,004
19%, 9/18/23 .................. 690,000 GHS 123,093
18.85%, 9/28/23 ................ 20,606,000 GHS 3,677,270
19.25%, 11/27/23 ............... 1,540,000 GHS 276,734
19.25%, 12/18/23 ............... 1,498,000 GHS 269,224
Senior Note, 17.7%, 3/18/24 ...... 58,090,000 GHS 10,096,043
19.75%, 3/25/24 ................ 360,000 GHS 65,205
21.7%, 3/17/25 ................ 14,470,000 GHS 2,727,375
Senior Note, 16.25%, 4/07/25 ...... 1,660,000 GHS 272,818
19.25%, 6/23/25 ................ 8,770,000 GHS 1,561,235
Senior Note, 18.3%, 3/02/26 ...... 13,500,000 GHS 2,326,521
19%, 11/02/26 ................. 2,930,000 GHS 512,780
28,742,244
Indonesia 12.4%
Indonesia Government Bond ,
FR53, 8.25%, 7/15/21 ........... 2,314,000,000 IDR 159,842
FR61, 7%, 5/15/22 .............. 36,905,000,000 IDR 2,625,015
FR63, 5.625%, 5/15/23 .......... 9,314,000,000 IDR 657,954
FR39, 11.75%, 8/15/23 .......... 1,780,000,000 IDR 140,643
FR70, 8.375%, 3/15/24 .......... 43,158,000,000 IDR 3,255,512
FR44, 10%, 9/15/24 ............. 1,066,000,000 IDR 83,809
FR81, 6.5%, 6/15/25 ............ 304,846,000,000 IDR 22,093,136
FR40, 11%, 9/15/25 ............. 26,450,000,000 IDR 2,194,000
FR86, 5.5%, 4/15/26 ............ 275,436,000,000 IDR 19,088,665
50,298,576
Oman 4.8%
d
Oman Government Bond, Senior Bond,
144A, 4.75%, 6/15/26 ............ 18,870,000 19,619,611
Peru 2.0%
Peru Government Bond, 5.7%, 8/12/24 27,600,000 PEN 7,998,108
Senegal 4.8%
d
Senegal Government Bond, Senior
Note, 144A, 6.25%, 7/30/24 ....... 17,580,000 19,575,594
Serbia 0.4%
d
Serbia Government Bond, Senior Note,
144A, 7.25%, 9/28/21 ............ 1,510,000 1,534,833

Templeton Emerging Markets Income Fund
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Sri Lanka 0.7%
d
Sri Lanka Government Bond ,
Senior Note, 144A, 5.75%, 4/18/23 .. 200,000 $ 149,750
Senior Note, 144A, 6.35%, 6/28/24 .. 400,000 276,000
Senior Bond, 144A, 6.85%, 11/03/25 940,000 632,150
Senior Bond, 144A, 6.2%, 5/11/27 .. 2,670,000 1,654,893
Senior Bond, 144A, 6.75%, 4/18/28 . 200,000 125,854
Senior Bond, 144A, 7.85%, 3/14/29 . 291,000 186,240
3,024,887
Thailand 4.4%
Bank of Thailand ,
1.43%, 8/26/21 ................ 77,300,000 THB 2,416,266
Senior Note, 1.32%, 11/25/21 ...... 66,040,000 THB 2,068,093
0.9%, 2/24/22 ................. 201,000,000 THB 6,291,191
Thailand Government Bond, Senior
Bond, 3.65%, 12/17/21 ........... 226,544,000 THB 7,179,488
17,955,038
Turkey 2.8%
Turkey Government Bond ,
13.9%, 11/09/22 ................ 50,270,000 TRY 5,536,840
12.2%, 1/18/23 ................ 3,380,000 TRY 361,405
7.1%, 3/08/23 ................. 14,430,000 TRY 1,414,082
16.2%, 6/14/23 ................ 17,870,000 TRY 2,008,794
8.8%, 9/27/23 ................. 9,290,000 TRY 898,603
10.4%, 3/20/24 ................ 790,000 TRY 77,571
12.6%, 10/01/25 ................ 8,670,000 TRY 851,817
11,149,112
Total Foreign Government and Agency Securities (Cost $348,576,762) ............
299,575,840
Total Long Term Investments (Cost $409,679,607) ...............................
318,467,396
Short Term Investments 19.5%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 10.3%
Argentina 0.3%
h,i,j
Argentina Letras de la Nacion Argentina
con Ajuste por CER ,
Index Linked, 9/13/21 ............ 36,518,540 ARS 216,248
Index Linked, 2/28/22 ............ 49,664,664 ARS 291,131
Index Linked, 4/18/22 ............ 121,804,177 ARS 711,337
1,218,716
Egypt 10.0%
j
Egypt Treasury Bills ,
10/19/21 ..................... 350,000,000 EGP 21,509,700
2/01/22 ...................... 147,500,000 EGP 8,743,902

Templeton Emerging Markets Income Fund
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Egypt (continued)
j
Egypt Treasury Bills, (continued)
3/01/22 ...................... 172,900,000 EGP $ 10,148,311
40,401,913
Total Foreign Government and Agency Securities (Cost $41,668,955) ..............
41,620,629
Industry Shares
Money Market Funds 9.1%
United States 9.1%
k,l
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 37,008,511 37,008,511
Total Money Market Funds (Cost $37,008,511) ..................................
37,008,511
m
Investments from Cash Collateral Received for Loaned
Securities 0.1%
Money Market Funds 0.1%
k,l
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 444,375 444,375
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$444,375) ...................................................................
444,375
a a a a a
Total Short Term Investments (Cost $79,121,841 ) ................................
79,073,515
a a a
a
Total Investments (Cost $488,801,448) 98.2% ...................................
$397,540,911
Other Assets, less Liabilities 1.8% .............................................
7,220,642
Net Assets 100.0% ...........................................................
$404,761,553
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
b
Non-income producing.
c
See Note 9 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $119,676,571, representing 29.6% of net assets.
e
A portion or all of the security is on loan at June 30, 2021. See Note 1(f).
f
Income may be received in additional securities and/or cash.
g
Perpetual security with no stated maturity date.
h
Redemption price at maturity is adjusted for inflation. See Note 1(h).
i
Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 11 regarding fair value measurements.
j
The security was issued on a discount basis with no stated coupon rate.
k
See Note 3(c) regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.
m
See Note 1(f) regarding securities on loan.

Templeton Emerging Markets Income Fund
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2021, the Fund had the following forward exchange contracts outstanding. See Not e 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... JPHQ Buy 26,880,000 36,999 7/01/21 $ — $ (397)
Chilean Peso ...... JPHQ Sell 26,880,000 36,250 7/01/21 — (352)
Chilean Peso ...... GSCO Buy 32,930,000 45,421 7/02/21 — (580)
Chilean Peso ...... GSCO Sell 32,930,000 44,742 7/02/21 — (99)
Chilean Peso ...... JPHQ Buy 52,940,000 72,994 7/02/21 — (906)
Chilean Peso ...... JPHQ Sell 52,940,000 71,394 7/02/21 — (694)
Chilean Peso ...... JPHQ Buy 3,057,400,000 4,252,999 7/06/21 — (90,211)
Chilean Peso ...... JPHQ Sell 3,057,400,000 4,151,256 7/06/21 — (11,532)
Mexican Peso ...... CITI Buy 5,847,000 281,010 7/08/21 12,069 —
Mexican Peso ...... CITI Sell 5,847,000 273,337 7/08/21 — (19,742)
Indian Rupee ...... HSBK Buy 1,382,976,200 18,455,678 7/12/21 119,573 —
Australian Dollar .... JPHQ Sell 5,100,796 388,099,176 JPY 7/13/21 — (330,752)
Australian Dollar .... JPHQ Sell 17,356,828 13,533,475 7/13/21 518,593 —
Japanese Yen ...... JPHQ Sell 432,450,599 5,100,796 AUD 7/13/21 — (68,542)
Chinese Yuan ...... CITI Buy 51,389,220 7,874,777 7/14/21 63,397 —
Chilean Peso ...... GSCO Buy 2,502,750,000 3,465,789 7/15/21 — (59,018)
Indian Rupee ...... HSBK Buy 203,252,688 2,680,727 7/15/21 48,268 —
Indian Rupee ...... HSBK Buy 203,252,689 2,741,915 7/19/21 — (14,207)
Brazilian Real ...... JPHQ Buy 107,795,011 20,669,003 8/03/21 919,238 —
Brazilian Real ...... MSCO Buy 44,800,000 8,453,947 8/03/21 518,205 —
Chilean Peso ...... GSCO Buy 2,535,210,763 3,590,068 8/06/21 — (141,162)
Chilean Peso ...... GSCO Buy 32,930,000 44,719 8/09/21 76 —
Indian Rupee ...... CITI Buy 1,160,000,000 15,537,102 8/11/21 — (12,636)
Peruvian Nuevo Sol . CITI Buy 8,797,000 2,415,431 8/11/21 — (131,544)
Peruvian Nuevo Sol . CITI Sell 8,797,000 2,282,564 8/11/21 — (1,324)
Peruvian Nuevo Sol . JPHQ Buy 6,030,000 1,656,707 8/11/21 — (91,192)
Peruvian Nuevo Sol . JPHQ Buy 665,600 183,184 8/12/21 — (10,377)
Chilean Peso ...... GSCO Buy 3,111,265,884 4,406,018 8/16/21 — (174,560)
Peruvian Nuevo Sol . CITI Buy 3,585,800 985,814 8/16/21 — (54,770)
Peruvian Nuevo Sol . CITI Sell 3,585,800 930,289 8/16/21 — (755)
Chilean Peso ...... GSCO Buy 5,596,126,574 7,906,823 8/17/21 — (296,041)
Columbian Peso .... MSCO Buy 8,948,000,000 2,441,973 8/20/21 — (65,474)
Japanese Yen ...... HSBK Buy 270,613,000 2,563,109 8/23/21 — (125,948)
Japanese Yen ...... HSBK Sell 270,613,000 2,490,835 8/23/21 53,674 —
Mexican Peso ...... CITI Buy 1,586,000 77,387 8/23/21 1,638 —
Mexican Peso ...... CITI Sell 1,586,000 73,292 8/23/21 — (5,733)
Japanese Yen ...... CITI Buy 778,790,000 7,392,027 8/24/21 — (378,128)
Japanese Yen ...... CITI Sell 778,790,000 7,156,878 8/24/21 142,979 —
Columbian Peso .... JPHQ Buy 65,129,932,925 17,388,849 8/30/21 — (100,955)
Chilean Peso ...... GSCO Buy 2,519,331,514 3,472,234 9/01/21 — (47,292)
Indian Rupee ...... JPHQ Buy 181,681,200 2,415,363 9/07/21 7,895 —
Indian Rupee ...... CITI Buy 176,517,700 2,347,466 9/08/21 6,617 —
Indian Rupee ...... JPHQ Buy 235,005,000 3,144,637 9/08/21 — (10,554)
Russian Ruble ..... JPHQ Buy 73,689,700 969,703 9/08/21 27,302 —
Russian Ruble ..... MSCO Buy 476,641,100 6,272,336 9/08/21 176,512 —
Indian Rupee ...... CITI Buy 212,775,700 2,870,886 9/09/21 — (33,625)
Russian Ruble ..... JPHQ Buy 103,395,700 1,373,879 9/09/21 24,804 —
Chinese Yuan ...... BOFA Buy 73,010,200 11,366,551 9/10/21 — (135,871)
Chinese Yuan ...... CITI Buy 112,858,730 17,568,631 9/10/21 — (208,311)
Chinese Yuan ...... BOFA Buy 87,535,240 13,607,219 9/13/21 — (145,237)
Indian Rupee ...... HSBK Buy 213,572,010 2,892,284 9/13/21 — (45,881)
Russian Ruble ..... DBAB Buy 253,328,200 3,362,538 9/13/21 62,024 —
Russian Ruble ..... DBAB Buy 162,345,100 2,157,066 9/14/21 37,188 —

Templeton Emerging Markets Income Fund
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Chilean Peso ...... GSCO Buy 6,235,396,147 8,591,673 9/15/21 $ — $ (118,630)
Indian Rupee ...... CITI Buy 273,714,062 3,717,991 9/15/21 — (70,985)
Indian Rupee ...... HSBK Buy 143,236,567 1,942,981 9/15/21 — (34,476)
Australian Dollar .... HSBK Sell 8,617,983 6,654,634 9/16/21 190,774 —
Australian Dollar .... CITI Sell 1,753,000 1,320,033 9/20/21 5,184 —
Japanese Yen ...... JPHQ Buy 315,307,255 3,074,339 9/21/21 — (233,881)
Japanese Yen ...... JPHQ Sell 315,307,255 2,903,094 9/21/21 62,636 —
Japanese Yen ...... MSCO Buy 620,000,000 6,010,431 9/21/21 — (425,137)
Japanese Yen ...... MSCO Sell 620,000,000 5,700,913 9/21/21 115,620 —
Egyptian Pound .... HSBK Buy 104,319,000 6,265,405 9/22/21 231,215 —
Egyptian Pound .... HSBK Sell 104,319,000 6,394,055 9/22/21 — (102,565)
South Korean Won .. JPHQ Buy 33,615,375,190 29,676,685 9/23/21 62,400 —
Chilean Peso ...... JPHQ Buy 106,870,000 143,988 9/24/21 1,193 —
Chilean Peso ...... GSCO Buy 27,660,000 37,704 9/29/21 — (135)
Chilean Peso ...... JPHQ Buy 8,813,962,054 11,994,233 9/30/21 — (22,970)
Chilean Peso ...... JPHQ Buy 3,057,400,000 4,145,683 10/04/21 6,321 —
Chinese Yuan ...... HSBK Buy 55,642,500 8,371,259 10/15/21 166,599 —
Chilean Peso ...... JPHQ Buy 9,710,450,540 13,875,045 10/19/21 — (695,274)
Indian Rupee ...... CITI Buy 132,046,400 1,733,575 11/10/21 13,524 —
Peruvian Nuevo Sol . CITI Buy 18,991,600 5,222,623 11/12/21 — (293,509)
Peruvian Nuevo Sol . CITI Sell 18,991,600 4,921,379 11/12/21 — (7,735)
Columbian Peso .... MSCO Buy 36,812,000,000 9,858,673 11/18/21 — (140,452)
Chinese Yuan ...... JPHQ Buy 38,659,970 5,925,935 11/22/21 — (9,018)
Russian Ruble ..... JPHQ Buy 55,906,100 742,790 12/06/21 998 —
Russian Ruble ..... MSCO Buy 769,761,600 10,238,234 12/06/21 2,856 —
Russian Ruble ..... JPHQ Buy 103,395,800 1,378,794 12/07/21 — (3,462)
Chinese Yuan ...... JPHQ Buy 43,311,600 6,699,189 12/10/21 — (78,363)
Chinese Yuan ...... JPHQ Buy 77,431,540 11,972,326 12/13/21 — (138,146)
Chinese Yuan ...... HSBK Buy 56,006,770 8,655,175 12/15/21 — (96,584)
Russian Ruble ..... DBAB Buy 242,426,000 3,194,810 12/15/21 24,785 —
Indian Rupee ...... JPHQ Buy 2,204,400,000 29,366,940 12/20/21 — (345,333)
Chilean Peso ...... GSCO Buy 111,230,000 150,331 12/23/21 588 (307)
Indian Rupee ...... JPHQ Buy 181,168,300 2,347,044 1/27/22 26,122 —
Russian Ruble ..... DBAB Buy 160,802,800 2,137,215 3/11/22 — (32,232)
Indonesian Rupiah .. SCNY Buy 147,000,000,000 9,852,547 3/22/22 — (73,078)
Columbian Peso .... GSCO Buy 81,480,000,000 22,129,278 6/13/22 — (1,030,195)
Total Forward Exchange Contracts ................................................... $3,650,867 $(6,766,869)
Net unrealized appreciation (depreciation) ............................................ $(3,116,002)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Emerging Markets Income Fund
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2021, the Fund had the following interest rate swap contracts outstanding. See Not e 1(c).
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 1.11% .. Semi-Annual
Pay Floating 1-day
Sinacofi Chile
Interbank Rate Average
(CAMARA) ........ Semi-Annual 3/01/23 9,120,000,000 CLP $ (229,052) $ — $ (229,052)
Receive Fixed 1.18% .. Semi-Annual
Pay Floating 1-day
Sinacofi Chile
Interbank Rate Average
(CAMARA) ........ Semi-Annual 3/17/23 2,900,000 CLP (67) — (67)
Receive Fixed 1.36% .. Semi-Annual
Pay Floating 1-day
Sinacofi Chile
Interbank Rate Average
(CAMARA) ........ Semi-Annual 3/29/23 2,900,000 CLP (58) — (58)
Receive Fixed 1.375% . Semi-Annual
Pay Floating 1-day
Sinacofi Chile
Interbank Rate Average
(CAMARA) ........ Semi-Annual 3/31/23 7,985,000,000 CLP (157,662) — (157,662)
Receive Fixed 7.075% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/24 20,057,000 BRL (1,356) — (1,356)
Receive Fixed 7.565% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/25 8,093,521 BRL (890) — (890)
Receive Fixed 7.62% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/25 7,983,000 BRL 3,446 — 3,446
Receive Fixed 7.62% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/25 7,486,434 BRL 831 — 831
Receive Fixed 7.625% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/25 9,180,972 BRL 2,172 — 2,172
Receive Fixed 8.13% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/25 40,813,571 BRL 112,860 — 112,860
Receive Fixed 1.96% .. Semi-Annual
Pay Floating 1-day
Sinacofi Chile
Interbank Rate Average
(CAMARA) ........ Semi-Annual 3/01/25 2,455,000,000 CLP (119,603) — (119,603)
Receive Fixed 8.13% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 30,914,651 BRL (65,339) — (65,339)
Receive Fixed 8.19% .. At Maturity

Templeton Emerging Markets Income Fund
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 34 .
See Note  10  regarding other derivative information.
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount* Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 900,000 BRL $ 691 $ — $ 691
Receive Fixed 8.37% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 1,443,981 BRL (2,088) — (2,088)
Receive Fixed 8.405% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 2,006,000 BRL (1,607) — (1,607)
Receive Fixed 8.45% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 1,795,371 BRL (792) — (792)
Receive Fixed 8.485% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 955,784 BRL (91) — (91)
Total Interest Rate Swap Contracts ............................... $(458,605) $ — $(458,605)
*
In U.S. dollars unless otherwise indicated.

Templeton Emerging Markets Income Fund
Financial Statements
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Emerging
Markets Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $451,348,562
Cost - Non-controlled affiliates (Note 3c) ........................................................ 37,452,886
Value - Un affiliated issuers (Includes securities loaned of $428,970) ................................... $360,088,025
Value - Non-controlled affiliates (Note 3c) ....................................................... 37,452,886
Restricted cash for OTC derivative contracts (Note 1d) ............................................... 290,000
Restricted currency, at value (cost $691) (Note 1e) .................................................. 691
Foreign currency, at value (cost $1,609,472) ...................................................... 1,601,803
Receivables:
Dividends and interest ..................................................................... 5,864,759
Deposits with brokers for:
OTC derivative contracts .................................................................. 3,000,622
Centrally cleared swap contracts ............................................................ 1,825,466
Unrealized appreciation on OTC forward exchange contracts .......................................... 3,650,867
Total assets .......................................................................... 413,775,119
Liabilities:
Payables:
Management fees ......................................................................... 338,101
Trustees' fees and expenses ................................................................. 18,673
Variation margin on centrally cleared swap contracts ............................................... 95,350
Deposits from brokers for:
OTC derivative contracts .................................................................. 680,000
Unrealized depreciation on OTC forward exchange contracts .......................................... 6,766,869
Payable upon return of securities loaned (Note 1f) .................................................. 444,375
Deferred tax ............................................................................... 276,335
Accrued expenses and other liabilities ........................................................... 393,863
Total liabilities ......................................................................... 9,013,566
Net assets, at value ................................................................. $404,761,553
Net assets consist of:
Paid-in capital ............................................................................. $625,713,570
Total distributable earnings (losses) ............................................................. (220,952,017)
Net assets, at value ................................................................. $404,761,553
Shares outstanding ......................................................................... 47,998,418
Net asset value per share .................................................................... $8.43

Templeton Emerging Markets Income Fund
Financial Statements
Statement of Operations
for the period ended June 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Emerging
Markets Income
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $11,374
Non-controlled affiliates (Note 3c) ............................................................. 1,024
Interest: (net of foreign taxes of $256,417)
Unaffiliated issuers:
Inflation principal adjustments .............................................................. 2,629,296
Paid in cash
a
........................................................................... 12,284,808
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 23,514
Non-controlled affiliates (Note 3c) ............................................................. 4
Total investment income ................................................................... 14,950,020
Expenses:
Management fees (Note 3a) ................................................................... 2,039,356
Transfer agent fees ......................................................................... 39,857
Custodian fees ............................................................................. 47,439
Reports to shareholders ...................................................................... 29,730
Registration and filing fees .................................................................... 23,977
Professional fees ........................................................................... 74,974
Trustees' fees and expenses .................................................................. 36,757
Other .................................................................................... 110,862
Total expenses ......................................................................... 2,402,952
Expenses waived/paid by affiliates (Note 3c) ................................................... (13,518)
Net expenses ......................................................................... 2,389,434
Net investment income ................................................................ 12,560,586
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $8,446)
Unaffiliated issuers ...................................................................... (5,658,559)
Foreign currency transactions ................................................................ (242,013)
Forward exchange contracts ................................................................. (6,802,970)
Swap contracts ........................................................................... (7,576)
Net realized gain (loss) .................................................................. (12,711,118)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (9,256,466)
Translation of other assets and liabilities denominated in foreign currencies .............................. (141,580)
Forward exchange contracts ................................................................. 3,740,159
Swap contracts ........................................................................... (458,605)
Change in deferred taxes on unrealized appreciation ............................................... 61,045
Net change in unrealized appreciation (depreciation) ............................................ (6,055,447)
Net realized and unrealized gain (loss) ............................................................ (18,766,565)
Net increase (decrease) in net assets resulting from operations .......................................... $(6,205,979)
a
Includes amortization of premium and accretion of discount.

Templeton Emerging Markets Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton Emerging Markets Income Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $12,560,586 $18,393,372
Net rea lized gain (loss) ................................................. (12,711,118) (66,866,020)
Net change in unrealized appreciation (depreciation) ........................... (6,055,447) 26,487,258
Net increase (decrease) in net assets resulting from operations ................ (6,205,979) (21,985,390)
Distributions to shareholders .............................................. (17,130,635) (17,959,401)
Distributions to shareholders from tax return of capital ........................... — (9,428,497)
Total distributions to shareholders .......................................... (17,130,635) (27,387,898)
Net increase (decrease) in net assets ................................... (23,336,614) (49,373,288)
Net assets:
Beginning of period ..................................................... 428,098,167 477,471,455
End of period .......................................................... $404,761,553 $428,098,167

Templeton Emerging Markets Income Fund

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Templeton Emerging Markets Income Fund (Fund) is
registered under the Investment Company Act of 1940 (1940
Act) as a closed-end management investment company and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP).
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of the agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized depreciation and
appreciation until the payments are made, at which time they are realized.
See Note 10 regarding other derivative information.
d. Restricted Cash
At June 30, 2021, the Fund held restricted cash in
connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s custodian and is reflected in the Statement of Assets and Liabilities.
e. Restricted Currency
At June 30, 2021, the Fund held currencies in certain
markets in which the ability to repatriate such currency is
limited. As a result of such limitations on repatriation, the
Fund may incur substantial delays in gaining access to these assets and may be exposed to potential adverse movements
in currency value.
f. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Distributions to shareholders are recorded on the ex-dividend date. Effective June 1, 2021,
the Fund employs a managed distribution policy whereby the
Fund will make monthly distributions to shareholders at an
annual minimum fixed rate of 8.5%, based on the average
monthly NAV of the Fund’s common shares. Effective August
2, 2021, the annual minimum fixed rate increased from 8.5%
to 10%. Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net
ordinary income and short-term capital gains. The balance
of the distribution will then come from long-term capital gains to the extent permitted and, if necessary, a return of capital.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as inflation
principal adjustments in the Statement of Operations.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
f. Securities Lending
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
j. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business,
the Fund, enters into contracts with service providers
that contain general indemnification clauses. The Fund's
maximum exposure under these arrangements is unknown
as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized (without par value). During the period ended June
30, 2021 and year ended December 31, 2020 there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. Since the inception of the program, the Fund has repurchased a total of 610,500 shares. During the period ended June 30, 2021 and year ended December 31, 2020, there were no shares repurchased.
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2021, the annualized gross effective investment management fee rate was 1.000% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Annualized Fee Rate Net Assets
1.000% Up to and including $1 billion
0.980% Over $1 billion, up to and including $5 billion
0.960% Over $5 billion, up to and including $10 billion
0.940% Over $10 billion, up to and including $15 billion
0.920% Over $15 billion, up to and including $20 billion
0.900% In excess of $20 billion
1. Organization and Significant Accounting Policies
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2021, the Fund held investments in affiliated management investment companies as follows:
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2020, the Fund deferred late-year ordinary losses of $14,175,637.
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $54,497,661 $199,400,393 $(216,889,543) $— $— $37,008,511 37,008,511 $1,024
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $— $753,450 $(309,075) $ — $ — $444,375 444,375 $4
Total Affiliated Securities .... $54,497,661 $200,153,843 $(217,198,618) $— $— $37,452,886 $1,028
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $2,768,867
Long term ................................................................................ 61,651,509
Total capital loss carryforwards ............................................................... $64,420,376
Cost of investments .......................................................................... $521,090,081
Unrealized appreciation ........................................................................ $28,379,522
Unrealized depreciation ........................................................................ (155,503,299)
Net unrealized appreciation (depreciation) .......................................................... $(127,123,777)
3. Transactions with Affiliates
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, passive foreign investment company shares, foreign capital gains tax, payments-in-kind, bond discounts and premiums, tax straddles and inflation related adjustments on foreign securities.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2021, aggregated
$185,198,691 and $225,819,308, respectively.
At June 30, 2021, in connection with securities lending transactions, the Fund loaned equity investments and received
$444,375 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Credit Risk
At June 30, 2021, the Fund had 66.1% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
7. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At June, 30, 2021, the Fund had 3.5% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in
Argentina could continue to affect the value of the Fund's holdings.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
4. Income Taxes
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At June 30, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
10. Other Derivative Information
At June 30, 2021, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
Principal
Amount /
Shares Issuer
Acquisition
Date Cost Value
Templeton Emerging Markets Income Fund
93,760,463
a
K2016470219 South Africa Ltd., A ............... 5/10/11-2/01/17 $ 538,947 $ —
161,018,517
a
K2016470219 South Africa Ltd., B ............... 5/10/11-2/01/17 119,550 —
12,350,880
Reventazon Finance Trust, Senior Secured Bond, 144A,
8%, 11/15/33 .............................. 12/18/13 12,350,880 12,414,287
Total Restricted Securities (Value is 3.07% of Net Assets) ............. $13,009,377 $12,414,287
a
The Fund also invests in unrestricted securities of the issuer, valued at $0 as of June 30, 2021.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Emerging Markets Income Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
$ 120,000
a
Variation margin on centrally
cleared swap contracts
$ 578,605
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
3,650,867 Unrealized depreciation on OTC
forward exchange contracts
6,766,869
Total .................... $3,770,867 $7,345,474
a
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
9. Restricted Securities
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended June 30, 2021 , the average month end notional amount of swap contracts represented $21,295,305. The average month end contract value of forward exchange contracts was $548,714,945.
At June 30, 2021, OTC derivative assets and liabilities are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Templeton Emerging Markets Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts $(7,576) Swap contracts $(458,605)
Foreign exchange contracts .....
Forward exchange contracts (6,802,970) Forward exchange contracts 3,740,159
Total ....................... $(6,810,546) $3,281,554
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Emerging Markets Income Fund
Derivatives
Forward exchange contracts ............................. $ 3,650,867 $ 6,766,869
Total ............................................. $3,650,867 $6,766,869
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
10. Other Derivative Information
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At June 30, 2021, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Templeton Emerging Markets Income Fund
Counterparty
BOFA .................... $— $— $— $— $—
CITI ..................... 245,408 (245,408) — — —
DBAB ................... 123,997 (32,232) — (91,765) —
GSCO ................... 664 (664) — — —
HSBK ................... 810,103 (419,661) (283,884) — 106,558
JPHQ ................... 1,657,502 (1,657,502) — — —
MSCO ................... 813,193 (631,063) — (182,130) —
SCNY ................... — — — — —
Total ................... $3,650,867 $(2,986,530) $ (283,884) $(273,895) $106,558
$ 1
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
b
Net Amount
(Not less
than zero)
Templeton Emerging Markets Income Fund
Counterparty
BOFA .................... $281,108 $— $— $(281,108) $—
CITI ..................... 1,218,797 (245,408) — (840,000) 133,389
DBAB ................... 32,232 (32,232) — — —
GSCO ................... 1,868,019 (664) — (1,750,000) 117,355
HSBK ................... 419,661 (419,661) — — —
JPHQ ................... 2,242,911 (1,657,502) — (110,622) 474,787
MSCO ................... 631,063 (631,063) — — —
SCNY ................... 73,078 — — — 73,078
Total ................... $6,766,869 $(2,986,530) $— $(2,981,730) $798,609
10. Other Derivative Information
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 34.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
a
At June 30, 2021, the Fund received U.K Treasury Inflation-Linked Gilt Bonds as collateral for derivatives.
b
In some instances, the collateral amounts di sclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Common Stocks :
Mexico .............................. $ — $ — $ —
a
$ —
South Africa .......................... 1,878,550 — —
a
1,878,550
Warrants .............................. — — —
a
—
Convertible Bonds ....................... — 4,298,954 — 4,298,954
Corporate Bonds :
Bermuda ............................ — 299,765 — 299,765
Costa Rica ........................... — — 12,414,287 12,414,287
South Africa .......................... — — —
a
—
Foreign Government and Agency Securities :
Argentina ............................ — 18,831,468 12,898,094 31,729,562
Brazil ............................... — 13,613,681 — 13,613,681
Colombia ............................ — 19,295,868 — 19,295,868
Dominican Republic .................... — 18,866,750 — 18,866,750
Ecuador ............................. — 34,242,809 — 34,242,809
Egypt ............................... — 8,228,402 — 8,228,402
El Salvador ........................... — 2,431,640 — 2,431,640
Ethiopia ............................. — 11,269,125 — 11,269,125
Ghana .............................. — 28,742,244 — 28,742,244
Indonesia ............................ — 50,298,576 — 50,298,576
Oman ............................... — 19,619,611 — 19,619,611
Peru ................................ — 7,998,108 — 7,998,108
10. Other Derivative Information
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period . At June 30, 2021 , the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Income Fund (continued)
Assets:
Investments in Securities:
Foreign Government and Agency Securities:
Senegal ............................. $ — $ 19,575,594 $ — $ 19,575,594
Serbia .............................. — 1,534,833 — 1,534,833
Sri Lanka ............................ — 3,024,887 — 3,024,887
Thailand ............................. — 17,955,038 — 17,955,038
Turkey .............................. — 11,149,112 — 11,149,112
Short Term Investments ................... 37,452,886 40,401,913 1,218,716 79,073,515
Total Investments in Securities ........... $39,331,436 $331,678,378 $26,531,097 $397,540,911
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 3,650,867 $ — $ 3,650,867
Restricted Currency (ARS) ................. — — 691 691
Swap contracts ......................... — 120,000 — 120,000
Total Other Financial Instruments ......... $— $3,770,867 $691 $3,771,558
Receivables:
Interest (ARS) ........................... $— $— $197,220 $197,220
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ — 6,766,869 — 6,766,869
Swap contracts .......................... — 578,605 — 578,605
Total Other Financial Instruments ......... $— $7,345,474 $— $7,345,474
Payables:
Deferred Tax(ARS) ....................... $— $— $1,465 $1,465
a
Includes securities determined to have no value at June 30, 2021.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Common Stocks :
Mexico ........ $ —
c
$ — $ — $ — $ — $ — $ — $ — $ —
c
$ —
South Africa .... —
c
— — — — — — — —
c
—
Warrants :
Mexico ........ —
c
— — — — — — — —
c
—
Tanzania ...... 58,239 — — — — — (18,666) (39,573) — —
Corporate Bonds :
Costa Rica ..... 12,171,980 — (269,280) — — — — 511,587 12,414,287 502,024
South Africa .... 193,230
c
14,739 — — — 741,290 — (949,259) —
c
(949,259)
Tanzania ...... 4,298,803 — (1,664,100) — — — (12,235,900) 9,601,197 — —
11. Fair Value Measurements
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2021, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Emerging Markets Income Fund (continued)
Assets: (continued)
Investments in Securities:
Foreign Government
and Agency
Securities :
Argentina ...... $ 12,047,337 $ 2,966,282 $ (572,708) $ — $ — $ 566,996 $ (144,145) $ (1,965,668) $ 12,898,094 $ (1,669,027)
Short Term
Investments ...... 761,476 1,224,328 (567,471) — — 8,701 (56,339) (151,979) 1,218,716 (141,810)
Total Investments in
Securities ........... $29,531,065 $4,205,349 $(3,073,559) $— $— $1,316,987 $(12,455,050) $7,006,305 $26,531,097 $(2,258,072)
Other Financial Instruments:
Restricted Currency
(ARS) ..........
$2,615 $5,163,334 $(5,125,691) $— $— $— $(39,602) $35 $691 $—
Receivables:
Interest (ARS) ...
$202,372 $3,078,239 $(3,062,381) $— $— $— $(3,000) $(18,010) $197,220 $(8,267)
Liabilities:
Payables:
Deferred Tax (ARS) .
$1,730 $— $— $— $— $— $— $(265) $1,465 $(265)
Investment Securities
Purchased (ARS) ...
$119,661 $— $(120,663) $— $— $— $1,002 $— $— $—
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes securities determined to have no value.
11. Fair Value Measurements
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Description
Fair Value at
End of Period
Valuation
Technique
Unobservable
Inputs Amount
Impact to Fair
Value if Input
Increases
a
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Corporate Bonds:
Costa Rica
............
$12,414,287 Discounted cash
flow
Discount rate
b
7.9% Decrease
c
Foreign Government and Agency
Securities:
Argentina
..............
12,898,094 Market
comparables
Implied foreign
exchange rate
169.8 ARS/USD Decrease
c
Short Term Investments:
Argentina
..............
1,218,716 Market
comparables
Implied foreign
exchange rate
169.8 ARS/USD Decrease
d
All Other
...............
197,911
e,f
Liabilities:
All Other
..................
1,465
f
Total
.........................
$26,727,543
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.
c
Represents a significant impact to fair value and net assets.
d
Represents a significant impact to fair value but not net assets.
e
Includes securities determined to have no value at June 30, 2021.
f
Includes values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
Counterparty
BOFA
Bank of America Corp.
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SCNY
Standard Chartered Bank
Selected Portfolio
CER
Reference Stabilization Coefficient
PIK
Payment-In-Kind
11. Fair Value Measurements
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Cu r rency
ARS
Argentine Peso
AUD
Australian Dollar
BRL
Brazilian Real
CLP
Chilean Peso
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
JPY
Japanese Yen
PEN
Peruvian Nuevo Sol
THB
Thai Baht
TRY
Turkish Lira
USD
United States Dollar
Abbreviations
(continued)

Templeton Emerging Markets Income Fund
Tax Information (unaudited)

franklintempleton.com
Semiannual Report
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders $ 740,405 of foreign taxes paid and $ 26,616,779 of foreign source income earned by the fund, or amounts as finally determined, during the fiscal year ended December 31, 202 0 .

Templeton Emerging Markets Income Fund

franklintempleton.com
Semiannual Report
Important Information to Shareholders
Share Repurchase Program
The Fund’s Board previously authorized the Fund to
repurchase up to 10% of the Fund’s outstanding shares in
open-market transactions, at the discretion of management.
This authorization remains in effect.
In exercising its discretion consistent with its portfolio
management responsibilities, the investment manager will
take into account various other factors, including, but not
limited to, the level of the discount, the Fund’s performance, portfolio holdings, dividend history, market conditions, cash on hand, the availability of other attractive investments and whether the sale of certain portfolio securities would be
u ndesirable because of liquidity concerns or because the
sale might subject the Fund to adverse tax consequences.
Any repurchases would be made on a national securities
exchange at the prevailing market price, subject to exchange requirements, Federal securities laws and rules that restrict repurchases, and the terms of any outstanding leverage or
borrowing of the Fund . If and when the Fund’s 10% threshold is reached, no further repurchases could be completed until
authorized by the Board . Until the 10% threshold is reached,
Fund management will have the flexibility to commence
share repurchases if and when it is determined to be
appropriate in light of prevailing circumstances.
In the Notes to Financial Statements section, please
see note 2 (Shares of Beneficial Interest) for additional
information regarding shares repurchased.
Managed Distribution Plan
On May 18, 2021, the Fund’s Board of Trustees (the “Board”)
approved a managed distribution plan, effective June 1,
2021, pursuant to which the Fund would make monthly
distributions to shareholders at an annual minimum fixed
rate of 8.5%, based on the average monthly net asset
value (NAV) of the Fund’s common shares.  On August 2,
2021, the Fund announced that the Board had approved
an increase to the minimum fixed rate of the managed
distribution plan to 10%. The Fund will calculate the average
NAV from the previous month based on the number of
business days in that month on which the NAV is calculated.
The distribution will be calculated as 10% of the previous
month’s average NAV, divided by 12. Management will
generally distribute amounts necessary to satisfy the Fund’s plan and the requirements prescribed by excise tax rules
and Subchapter M of the Internal Revenue Code. The plan
is intended to provide shareholders with a constant, but not guaranteed, fixed minimum rate of distribution each month
and is intended to narrow the discount between the market
price and the NAV of the Fund’s common shares, but there is
no assurance that the plan will be successful in doing so.
Under the managed distribution plan, to the extent that
sufficient investment income is not available on a monthly
basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund’s
investment performance from the amount of the Fund’s
distributions or from the terms of the Fund’s managed
distribution plan.
The Board may amend the terms of the plan or terminate
the plan at any time. The amendment or termination of the
plan could have an adverse effect on the market price of
the Fund’s common shares. The plan will be subject to the
periodic review by the Board, including a yearly review of
the annual minimum fixed rate to determine if an adjustment
should be made.
In compliance with Rule 19a-1 of the Investment Company
Act of 1940, shareholders will receive a notice that details the source of income for each dividend such as net
investment income, gain from the sale of securities and
return of principal. However, determination of the actual
source of the Fund’s dividend can only be made at year-end.
The actual source amounts of all Fund dividends will be
included in the Fund’s annual or semiannual reports.
In addition, the tax treatment may differ from the
accounting treatment used to calculate the source of the
Fund’s dividends as shown on shareholders’ statements.
Shareholders should refer to their Form 1099-DIV for
the character and amount of distributions for income tax
reporting purposes. Since each shareholder’s tax situation is unique, it may be advisable to consult a tax advisor as to the appropriate treatment of Fund distributions.

Templeton Emerging Markets Income Fund
Annual Meeting of Shareholders May 27, 2021 (unaudited)

franklintempleton.com
Semiannual Report
The Annual Meeting of Shareholders of Templeton Emerging Markets Income Fund (the “Fund”) was held at the Fund’s offices,
300 S.E. 2nd Street, Fort Lauderdale, Florida, on May 27, 2021. The purpose of the meeting was to elect four Trustees of the
Fund and to ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the
Fund for the fiscal year ending December 31, 2021. At the meeting, the following persons were elected by the shareholders to serve as Trustees of the Fund: Ann Torre Bates, David W. Niemiec, Larry D. Thompson and Robert E. Wade.* Shareholders
also ratified the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2021. No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the Annual Meeting are as follows:
1. Election of four Trustees:
There were no broker non-votes received with respect to this item.
2. Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the
Fund for the fiscal year ending December 31, 2021:
* Harris J. Ashton, Mary C. Choksi, Edith E. Holiday, Rupert H. Johnson, Jr., Gregory E. Johnson, J. Michael Luttig and
Constantine D. Tseretopoulos are Trustees of the Fund who are currently serving and whose terms of office continued after the
Annual Meeting of Shareholders.
Term Expiring 2024 For
% of
Outstanding
Shares
% of
Shares
Present Withheld
% of
Outstanding
Shares
% of
Shares
Present
Ann Torre Bates
.............
27,265,326 56.80% 90.09% 2,999,328 6.25% 9.91%
David W. Niemiec
............
27,142,463 56.55% 89.68% 3,122,191 6.50% 10.32%
Larry D. Thompson
...........
25,391,467 52.90% 83.90% 4,873,187 10.15% 16.10%
Robert E. Wade
.............
27,210,166 56.69% 89.91% 3,054,488 6.36% 10.09%
Shares
Voted
% of
Outstanding
Shares
% of
Shares
Present
For
.......................
27,256,529 56.79% 90.06%
Against
....................
2,695,152 5.62% 8.91%
Abstain
....................
312,973 0.65% 1.03%

Templeton Emerging Markets Income Fund

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Not part of the semiannual report
Dividend Reinvestment and Cash Purchase Plan
The Fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) with the following features:
If shares of the Fund are held in the shareholder’s name, the shareholder will automatically be a participant in the Plan unless the shareholder elects to withdraw. If the shares are registered in the name of a broker-dealer or other nominee (i.e., in “street name”), the broker-dealer or nominee will elect to participate in the Plan on the shareholder’s behalf unless the shareholder instructs them otherwise, or unless the reinvestment service is not provided by the broker-dealer or nominee.
To receive dividends or distributions in cash, the shareholder must notify American Stock Transfer and Trust Company, LLC
(the “Plan Administrator”) at P.O. Box 922, Wall Street Station, New York, NY 10269-0560 or the institution in whose name the shares are held. The Plan Administrator must receive written notice ten business days before the record date for the distribution.
Whenever the Fund declares dividends in either cash or shares of the Fund, if the market price is equal to or exceeds net asset value at the valuation date, the participant will receive the dividends entirely in new shares at a price equal to the net asset value, but not less than 95% of the then current market price of the Fund’s shares. If the market price is lower than net asset value or if dividends and/or capital gains distributions are payable only in cash, the participant will receive shares purchased on the New York Stock Exchange or otherwise on the open market.
A participant has the option of submitting additional cash payments to the Plan Administrator, in any amounts of at least
$100, up to a maximum of $5,000 per month, for the purchase of Fund shares for his or her account. These payments can be made by check payable to American Stock Transfer and Trust Company, LLC and sent to American Stock Transfer and Trust
Company, LLC, P.O. Box 922, Wall Street Station, New York, NY 10269-0560, Attention: Templeton Emerging Markets Income
Fund. The Plan Administrator will apply such payments (less a $5.00 service charge and less a pro rata share of trading fees)
to purchases of the Fund’s shares on the open market.
The automatic reinvestment of dividends and/or capital gains does not relieve the participant of any income tax that may be payable on dividends or distributions.
Whenever shares are purchased on the New York Stock Exchange or otherwise on the open market, each participant will pay a pro rata portion of trading fees. Trading fees will be deducted from amounts to be invested. The Plan Administrator’s fee for a sale of shares through the Plan is $15.00 per transaction plus a $0.12 per share trading fee.
A participant may withdraw from the Plan without penalty at any time by written notice to the Plan Administrator sent to
American Stock Transfer and Trust Company, LLC, P.O. Box 922, Wall Street Station, New York, NY 10269-0560. Upon
withdrawal, the participant will receive, without charge, share certificates issued in the participant’s name for all full shares held by the Plan Administrator; or, if the participant wishes, the Plan Administrator will sell the participant’s shares and send the proceeds to the participant, less a service charge of $15.00 and less trading fees of $0.12 per share. The Plan Administrator will convert any fractional shares held at the time of withdrawal to cash at current market price and send a check to the participant for the net proceeds.
For more information, please see the Plan’s Terms and Conditions located at the back of this report.

Templeton Emerging Markets Income Fund
Dividend Reinvestment and Cash Purchase Plan

franklintempleton.com
Not part of the semiannual report
Transfer Agent
American Stock Transfer and Trust Company, LLC
P.O. Box 922, Wall Street Station,
New York, NY 10269-056
(800) 416-5585
www.astfinancial.com
Direct Deposit Service for Registered Shareholders
Cash distributions can now be electronically credited to a checking or savings account at any financial institution that participates in the Automated Clearing House (“ACH”) system. The Direct Deposit service is provided for registered shareholders at no charge. To enroll in the service, access your account online by going to www.astfinancial.com or dial (800)
416-5585 (toll free) and follow the instructions. Direct Deposit will begin with the next scheduled distribution payment date following enrollment in the service.
Direct Registration
If you are a registered shareholder of the Fund, purchases of shares of the Fund can be electronically credited to your Fund account at American Stock Transfer and Trust Company, LLC through Direct Registration. This service provides shareholders with a convenient way to keep track of shares through book entry transactions, electronically move book-entry shares between broker-dealers, transfer agents and DRS eligible issuers, and eliminate the possibility of lost certificates. For additional information, please contact American Stock Transfer and Trust Company, LLC at (800) 416-5585.
Shareholder Information
Shares of Templeton Emerging Markets Income Fund are traded on the New York Stock Exchange under the symbol “TEI.”
Information about the net asset value and the market price is available at franklintempleton.com.
For current information about dividends and shareholder accounts, call (800) 416-5585. Registered shareholders can access their Fund account on-line. For information go to American Stock Transfer and Trust Company, LLC’s web site at www.
astfinancial.com and follow the instructions.
The daily closing net asset value as of the previous business day may be obtained when available by calling Franklin
Templeton Fund Information after 7 a.m. Pacific time any business day at (800) DIAL BEN/342-5236. The Fund’s net asset value and dividends are also listed on the NASDAQ Stock Market, Inc.’s Mutual Fund Quotation Service (“NASDAQ MFQS”).
Shareholders not receiving copies of reports to shareholders because their shares are registered in the name of a broker or a custodian can request that they be added to the Fund’s mailing list, by writing Templeton Emerging Markets Income Fund, 100
Fountain Parkway, P.O. Box 33030, St. Petersburg, FL, 33733-8030.

Templeton Emerging Markets Income Fund
Shareholder Information

franklintempleton.com
Semiannual Report
Board Approval of Investment
Management Agreements
TEMPLETON EMERGING MARKETS INCOME FUND
(Fund)
At a meeting held on February 23, 2021 (Meeting), the Board
of Trustees (Board) of the Fund, including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Franklin Advisers, Inc.
(Manager) and the Fund (Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of
the factors it deemed relevant in approving the continuance
of the Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are
realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel of the
Manager, as well as information on succession planning
where appropriate; the structure of investment personnel
compensation; oversight of third-party service providers;
investment performance reports and related financial
information for the Fund (including its share price discount to net asset value); reports on expenses and shareholder
services; legal and compliance matters; risk controls;
pricing and other services provided by the Manager and its
affiliates; and management fees charged by the Manager
and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts
where relevant. The Board noted management’s continuing
efforts and expenditures in establishing effective business
continuity plans and developing strategies to address areas
of heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.

Templeton Emerging Markets Income Fund
Shareholder Information

franklintempleton.com
Semiannual Report
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also considered the performance returns for the Fund
in comparison to the performance returns of a customized
peer group (Performance Customized Peer Group) selected
by the Manager. The Board also reviewed and considered
Fund performance reports provided and discussions
that occurred with portfolio managers at Board meetings
throughout the year. A summary of the Fund’s performance
results is below. Such results are based on net asset value
without regard to market discounts or premiums.
The Performance Universe for the Fund included the Fund
and all leveraged and non-leveraged closed-end emerging
markets hard currency debt funds. The Performance
Customized Peer Group for the Fund also provided for the
Board’s consideration included only local currency funds.
The Board noted that the Fund’s annualized income return
for the one-, three- and five-year periods was below the
medians of its Performance Universe and Performance
Customized Peer Group, and for the 10-year period was
below the medians of its Performance Universe but equal
to the median of its Performance Customized Peer Group.
The Board also noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below
the medians of its Performance Universe and Performance
Customized Peer Group. The Board further noted the small
size of the Fund’s Performance Customized Peer Group for
both annualized total return and annualized income return for each of the one-, three-, five- and 10-year periods and the
Fund’s Performance Universe for its annualized total return
and annualized income return for the 10-year period and that therefore no quintile information was provided for the Fund
for those periods.
The Board discussed this performance with management
and management explained that during significant portions
of the reporting periods, management largely positioned the
Fund’s strategies for rising rates by maintaining low portfolio duration in the US, Europe and, at times, Japan, and
aiming at a negative correlation with US Treasury returns.
Management further explained that the Fund’s underweight
position of developed market duration exposures was a
headwind to performance against peers. Management
also explained that the Fund’s over-weighted currency
exposures in Latin America, exposure to Argentina and, in
2020, underweight position in the Australian dollar were
also sources of underperformance. Management further
explained that the Fund is managed, and marketed, as a
benchmark-agnostic strategy and, as such, can be difficult
to compare to other fixed income funds. Management noted,
however, that the Fund’s defensive positioning served
to protect the Fund during recent short-term periods of
market stress. Management then discussed with the Board
recent adjustments being made to the Fund’s portfolio
positions in light of current market conditions. The Board
noted management’s continued confidence in the Fund’s
portfolio management team, investment process and long-
term prospects for the Fund, and that management has
continued to add resources to the portfolio management
team as needed and that the sources of analysis and input
have continued to expand. Based on the foregoing, the
Board concluded that the Fund’s Management Agreement
should be continued for an additional one-year period, and
management’s efforts should continue to be monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
underlying fund expenses; investment-related expenses;
and other non-management fees. The Board considered the
actual total expense ratio and, separately, the contractual
management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable to
and with a similar expense structure to the Fund selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s most
recent annual report, which reflects historical asset levels.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase
as assets decline and decrease as assets grow, the Board
believed the independent analysis conducted by Broadridge
to be an appropriate measure of comparative fees and
expenses. The Broadridge Management Rate includes
administrative charges. The Board received a description of
the methodology used by Broadridge to select the mutual
funds included in the Expense Group.

Templeton Emerging Markets Income Fund
Shareholder Information

franklintempleton.com
Semiannual Report
The Expense Group for the Fund included the Fund and
three other leveraged and non-leveraged emerging markets
hard currency debt closed-end funds. The Board noted that
the Management Rate and the actual total expense ratio for
the Fund were below the medians of its Expense Group. The
Board noted the small size of the Fund’s Expense Group
for both the Management Rate and the actual total expense
ratio and that therefore no quintile information was provided for the Fund. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee
structure reflects any economies of scale for the benefit of shareholders. The Board believes that the Manager’s ability
to realize economies of scale and the sharing of such benefit is a more relevant consideration in the case of an open-end
fund whose size increases as a result of the continuous sale of its shares. A closed-end fund, such as the Fund, does
not continuously offer shares, and growth following its initial public offering will primarily result from market appreciation, which benefits its shareholders. While believing economies
of scale to be less of a factor in the context of a closed-
end fund, the Board believes at some point an increase in
size may lead to economies of scale that would be shared
with the Fund and its shareholders. The Board noted the
existence of management fee breakpoints, which operate
generally to share any economies of scale with the Fund’s
shareholders by reducing the Fund’s effective management
fees as the Fund grows in size. The Board considered the
Manager’s view that any analyses of potential economies
of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments
the Manager incurs across the FT family of funds as a
whole. The Board noted that the Fund had experienced
a decrease in assets and would not be expected to
demonstrate additional economies of scale in the near
term, but concluded that to the extent economies of scale
may be realized by a Manager and its affiliates, the Fund’s
management fee structure provided a sharing of benefits
with the Fund and its shareholders as the Fund grows.

Templeton Emerging Markets Income Fund
Shareholder Information

franklintempleton.com
Semiannual Report
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Fund files a complete consolidated statement of
investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

franklintempleton.com
Not part of the semiannual report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
1. Each holder of shares (a “Shareholder”) in Templeton
Emerging Markets Income Fund (the “Fund”) whose
Fund shares are registered in his or her own name will
automatically be a participant in the Dividend Reinvestment
and Cash Purchase Plan (the “Plan”), unless any such
Shareholder specifically elects in writing to receive all
dividends and capital gains in cash, paid by check, mailed
directly to the Shareholder. A Shareholder whose shares are
registered in the name of a broker-dealer or other nominee
(the “Nominee”) will be a participant if (a) such a service is provided by the Nominee and (b) the Nominee makes an
election on behalf of the Shareholder to participate in the
Plan. Nominees intend to make such an election on behalf
of Shareholders whose shares are registered in their names,
as Nominee, unless a Shareholder specifically instructs his
or her Nominee to pay dividends and capital gains in cash.
American Stock Transfer and Trust Company, LLC (“AST”)
will act as Plan Administrator and will open an account for
each participating shareholder (“participant”) under the Plan in the same name as that in which the participant’s present
shares are registered.
2. Whenever the Fund declares a distribution from capital
gains or an income dividend payable in either cash or shares of the Fund (“Fund shares”), if the market price per share on the valuation date equals or exceeds the net asset value per share, participants will receive such dividend or distribution entirely in Fund shares, and AST shall automatically
receive such Fund shares for participant accounts including
aggregate fractions. The number of additional Fund shares
to be credited to participant accounts shall be determined
by dividing the equivalent dollar amount of the capital
gains distribution or dividend payable to participants by the
Fund’s net asset value per share of the Fund shares on the
valuation date, provided that the Fund shall not issue such
shares at a price lower than 95% of the current market price per share. The valuation date will be the payable date for
such distribution or dividend.
3. Whenever the Fund declares a distribution from capital
gains or an income dividend payable only in cash, or if the
Fund’s net asset value per share exceeds the market price
per share on the valuation date, AST shall apply the amount
of such dividend or distribution payable to participants to
the purchase of Fund shares on the open market (less their
pro rata share of trading fees incurred with respect to open market purchases in connection with the reinvestment of
such dividend or distribution). If, before AST has completed its purchases, the market price exceeds the net asset value
per share, the average per share purchase price paid by
AST may exceed the net asset value of the Fund’s shares,
resulting in the acquisition of fewer shares than if the
dividend or capital gains distribution had been paid in shares issued by the Fund at net asset value per share. Such
purchases will be made promptly after the payable date for
such dividend or distribution, and in no event more than 30
days after such date except where temporary curtailment
or suspension of purchase is necessary to comply with
applicable provisions of the Federal securities laws.
4. A participant has the option of submitting additional
payments to AST, in any amounts of at least $100, up
to a maximum of $5,000 per month, for the purchase of
Fund shares for his or her account. These payments may
be made electronically through www.astfinancial.com or
by check payable to “American Stock Transfer and Trust
Company, LLC” and sent to American Stock Transfer and
Trust Company, LLC, P.O. Box 922, Wall Street Station,
New York, NY 10269-0560, Attention: Templeton Emerging
Markets Income Fund. AST shall apply such payments (less
a $5.00 service charge and less a pro rata share of trading
fees) to purchases of Fund shares on the open market,
as discussed below in paragraph 6. AST shall make such
purchases promptly on approximately the 15th of each
month or, during a month in which a dividend or distribution is paid, beginning on the dividend payment date, and in
no event more than 30 days after receipt, except where
necessary to comply with provisions of Federal securities
law. Any voluntary payment received less than two business
days before an investment date shall be invested during the
following month unless there are more than 30 days until the next investment date, in which case such payment will be
returned to the participant. AST shall return to the participant his or her entire voluntary cash payment upon written notice of withdrawal received by AST not less than 48 hours before
such payment is to be invested. Such written notice shall
be sent to AST by the participant, as discussed below in
paragraph 14.
5. For all purposes of the Plan: (a) the market price of the
Fund’s shares on a particular date shall be the last sale
price on the New York Stock Exchange on that date if a
business day and if not, on the preceding business day, or
if there is no sale on such Exchange on such date, then the
mean between the closing bid and asked quotations for such
shares on such Exchange on such date, and (b) net asset
value per share of the Fund’s shares on a particular date
shall be as determined by or on behalf of the Fund.

franklintempleton.com
Not part of the semiannual report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
(continued)
6. Open market purchases provided for above may be
made on any securities exchange where Fund shares are
traded, in the over-the-counter market or in negotiated
transactions and may be on such terms as to price, delivery
and otherwise as AST shall determine. Participant funds
held by AST uninvested will not bear interest, and it is
understood that, in any event, AST shall have no liability in connection with any inability to purchase Fund shares within
30 business days after the payable date for any dividend
or distribution as herein provided, or with the timing of any purchases effected. AST shall have no responsibility as
to the value of the Fund shares acquired for participant
accounts. For the purposes of purchases in the open
market, AST may aggregate purchases with those of other
participants, and the average price (including trading fees)
of all shares purchased by AST shall be the price per share
allocable to all participants.
7. AST will hold shares acquired pursuant to this Plan,
together with the shares of other participants acquired
pursuant to this Plan, in its name or that of its nominee. AST will forward to participants any proxy solicitation material and will vote any shares so held for participants only in
accordance with the proxies returned by participants to the
Fund. Upon written request, AST will deliver to participants, without charge, a certificate or certificates for all or a portion of the full shares held by AST.
8. AST will confirm to participants each acquisition made
for an account as soon as practicable but not later than
60 business days after the date thereof. AST will send to
participants a detailed account statement showing total
dividends and distributions, date of investment, shares
acquired and price per share, and total shares of record
for the account. Although participants may from time to
time have an undivided fractional interest (computed to
three decimal places) in a share of the Fund, no certificates for a fractional share will be issued. However, dividends
and distributions on fractional shares will be credited to
participant accounts. In the event of termination of an
account under the Plan, AST will adjust for any such
undivided fractional interest in cash at the market price of the
Fund’s shares on the date of termination.
9. Any share dividends or split shares distributed by the
Fund on shares held by AST for participants will be credited to participant accounts. In the event that the Fund makes
available to its shareholders transferable rights to purchase additional Fund shares or other securities, AST will sell such rights and apply the proceeds of the sale to the purchase
of additional Fund shares for the participant accounts. The
shares held for participants under the Plan will be added
to underlying shares held by participants in calculating the number of rights to be issued.
10. AST’s service charge for capital gains or income dividend purchases will be paid by the Fund when shares are issued
by the Fund or purchased on the open market. AST will
deduct a $5.00 service charge from each voluntary cash
payment. Participants will be charged a pro rata share of
trading fees on all open market purchases.
11. Participants may withdraw shares from such participant’s account or terminate their participation under the Plan by
notifying AST in writing. Such withdrawal or termination
will be effective immediately if notice is received by AST
not less than ten days prior to any dividend or distribution record date; otherwise such withdrawal or termination will
be effective after the investment of any current dividend
or distribution or voluntary cash payment. The Plan may
be terminated by AST or the Fund upon 90 days’ notice
in writing mailed to participants. Upon any withdrawal or
termination, AST will cause a certificate or certificates for the full shares held by AST for participants and cash adjustment for any fractional shares (valued at the market value of
the shares at the time of withdrawal or termination) to be
delivered to participants, less any trading fees. Alternatively, a participant may elect by written notice to AST to have
AST sell part or all of the shares held for him and to remit the proceeds to him. AST is authorized to deduct a $15.00
service charge and a trading fee of $0.12 per share for this transaction from the proceeds. If a participant disposes of
all shares registered in his name on the books of the Fund,
AST may, at its option, terminate the participant’s account or determine from the participant whether he wishes to continue his participation in the Plan.
12. These terms and conditions may be amended or
supplemented by AST or the Fund at any time or times,
except when necessary or appropriate to comply with
applicable law or the rules or policies of the U.S. Securities and Exchange Commission or any other regulatory authority,
only by mailing to participants appropriate written notice
at least 90 days prior to the effective date thereof. The
amendment or supplement shall be deemed to be accepted
by participants unless, prior to the effective date thereof,
AST receives written notice of the termination of a participant account under the Plan. Any such amendment may include

franklintempleton.com
Not part of the semiannual report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
(continued)
an appointment by AST in its place and stead of a successor
Plan Administrator under these terms and conditions, with
full power and authority to perform all or any of the acts to be performed by AST under these terms and conditions.
Upon any such appointment of a Plan Administrator for
the purpose of receiving dividends and distributions, the
Fund will be authorized to pay to such successor Plan
Administrator, for a participant’s account, all dividends and distributions payable on Fund shares held in a participant’s name or under the Plan for retention or application by such
successor Plan Administrator as provided in these terms and
conditions.
13. AST shall at all times act in good faith and agree to
use its best efforts within reasonable limits to ensure the
accuracy of all services performed under this Agreement
and to comply with applicable law, but shall assume no
responsibility and shall not be liable for loss or damage due to errors unless such error is caused by AST’s negligence,
bad faith or willful misconduct or that of its employees.
14. Any notice, instruction, request or election which by any provision of the Plan is required or permitted to be given or made by the participant to AST shall be in writing addressed to American Stock Transfer and Trust Company, LLC, P.O.
Box 922, Wall Street Station, New York, NY 10269-0560, or
www.astfinancial.com or such other address as AST shall
furnish to the participant, and shall have been deemed to be given or made when received by AST.
15. Any notice or other communication which by any
provision of the Plan is required to be given by AST to the
participant shall be in writing and shall be deemed to have
been sufficiently given for all purposes by being deposited
postage prepaid in a post office letter box addressed to the participant at his or her address as it shall last appear on
AST’s records. The participant agrees to notify AST promptly of any change of address.
16. These terms and conditions shall be governed by and
construed in accordance with the laws of the State of New
York and the rules and regulations of the U.S. Securities and
Exchange Commission, as they may be amended from time
to time.

TLTEI S 08/21
© 2021 Franklin Templeton Investments. All rights reserved.
Investors should be aware that the value of investments made for the Fund may go down as well as up. Like any investment in securities, the value of the Fund’s portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Templeton Emerging Markets Income Fund
Investment Manager Transfer Agent Fund Information
Franklin Advisers, Inc. American Stock Transfer & Trust Co., LLC
6201 15th Avenue
Brooklyn, NY 11219
Toll Free Number: (800) 416-5585
Hearing Impaired Number: (866) 703-9077
International Phone Number:
(718) 921-8124
www.astfinancial.com
(800) DIAL BEN
®
/
342-5236

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee
of Listed Registrants.

Members of the Audit Committee are:  David W. Niemiec, Ann Torre Bates, J. Michael Luttig and Constantine D. Tseretopoulos.

Item 6. Schedule of Investments.
         N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The board of trustees of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund’s investment manager, Franklin Advisers, Inc., in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the investment manager.
The investment manager has delegated its administrative duties with respect to the voting of proxies for securities to the Proxy Group within Franklin Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the Proxy Group will be voted based upon the investment manager’s instructions and/or policies. The investment manager votes proxies solely in the best interests of the Fund and its shareholders.
To assist it in analyzing proxies of equity securities, the investment manager subscribes to Institutional Shareholder Services, Inc. (ISS), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, vote execution services, ballot reconciliation services, recordkeeping and vote disclosure services. In addition, the investment manager subscribes to Glass, Lewis & Co., LLC (Glass Lewis), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research. Although analyses provided by ISS, Glass Lewis, and/or another independent third party proxy service provider (each a "Proxy Service") are thoroughly reviewed and considered in making a final voting decision, the investment manager does not consider recommendations from a Proxy Service or any third party to be determinative of the investment manager's ultimate decision. Rather, the investment manager exercises its independent judgment in making voting decisions. For most proxy proposals, the investment manager’s evaluation will result in the same position being taken for all Funds. In some cases, however, the evaluation may result in a Fund or investment manager voting differently, depending upon the nature and objective of the Fund, the composition of its portfolio, whether the investment manager has adopted a custom voting policy, and other factors. As a matter of policy, the officers, directors/trustees and employees of the investment manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the Fund and its shareholders. Efforts are made to resolve all conflicts in the best interests of the investment manager’s clients. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker-dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. In situations where a material conflict of interest is identified, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service; or send the proxy directly to the Fund's board or a committee of the board with the investment manager's recommendation regarding the vote for approval.
Where a material conflict of interest has been identified, but the items on which the investment manager’s vote recommendations differ from a Proxy Service and relate specifically to (1) shareholder proposals regarding social or environmental issues, (2) “Other Business” without describing the matters that might be considered, or (3) items the investment manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the investment manager rather than sending the proxy directly to the Fund's board or a board committee for approval.
To avoid certain potential conflicts of interest, the investment manager will employ echo voting or pass-through voting, if possible, in the following instances: (1) when the Fund invests in an underlying fund in reliance on any one of Sections 12(d)(1)(F) or (G) of the 1940 Act, the rules thereunder, or pursuant to a SEC exemptive order thereunder; (2) when the Fund invests uninvested cash in affiliated money market funds pursuant to the rules under the 1940 Act or any exemptive orders thereunder (“cash sweep arrangement”); or (3) when required pursuant to the Fund’s governing documents or applicable law. Echo voting means that the investment manager will vote the shares in the same proportion as the vote of all other holders of the underlying fund's shares. With respect to instances when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(F) or (G) of the 1940 Act, the rules thereunder, or pursuant to an SEC exemptive order thereunder, and there are no other unaffiliated shareholders also invested in the underlying fund, the investment manager will vote in accordance with the recommendation of such investment company’s board of trustees or directors. In addition, to avoid certain potential conflicts of interest, and where required under a fund’s governing documents or applicable law, the investment manager will employ pass-through voting when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on Section 12(d)(1)(E) of the 1940 Act, the rules thereunder, or pursuant to an SEC exemptive order thereunder. In “pass-through voting,” a feeder fund will solicit voting instructions from its shareholders as to how to vote on the master fund’s proposals. If a Franklin Templeton investment company becomes a holder of more than 25% of the shares on a non-affiliated fund, as a result of a decrease in the outstanding shares of the non-affiliated fund, then the investment manager will vote the shares in the same proportion as the vote of all other holders of the non-affiliated fund.
The recommendation of management on any issue is a factor that the investment manager considers in determining how proxies should be voted. However, the investment manager does not consider recommendations from management to be determinative of the investment manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and the investment manager will not support the position of the company's management in any situation where it deems that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.
Engagement with issuers
. The investment manager believes that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The investment manager may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The investment manager may also engage with management on a range of environmental, social or corporate governance issues throughout the year.
Investment manager’s proxy voting policies and principles
 The investment manager has adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the investment manager cannot anticipate all future situations. In all cases, each proxy and proposal (including both management and shareholder proposals) will be considered based on the relevant facts and circumstances on a case-by-case basis.
Board of directors
. The investment manager supports an independent, diverse board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The investment manager supports boards with strong risk management oversight. The investment manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The investment manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the investment manager will review this issue as well as proposals to restore or provide for cumulative voting on a case-by-case basis, taking into consideration factors such as the company’s corporate governance guidelines or provisions and performance. The investment manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the investment manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.
In the event of a contested election, the investment manager will review a number of factors in making a decision including management’s track record, the company’s financial performance, qualifications of candidates on both slates, and the strategic plan of the dissidents and/or shareholder nominees.
Ratification of auditors of portfolio companies
. The investment manager will closely scrutinize the independence, role and performance of auditors. On a case-by-case basis, the investment manager will examine proposals relating to non-audit relationships and non-audit fees. The investment manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence. The investment manager may also consider whether the ratification of auditors has been approved by an appropriate audit committee that meets applicable composition and independence requirements.
Management and director compensation
. A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. The investment manager believes that executive compensation should be directly linked to the performance of the company. The investment manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plans. The investment manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. The investment manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.
Severance compensation arrangements will be reviewed on a case-by-case basis, although the investment manager will generally oppose “golden parachutes” that are considered to be excessive. The investment manager will normally support proposals that require a percentage of directors’ compensation to be in the form of common stock, as it aligns their interests with those of shareholders.
The investment manager will review non-binding say-on-pay proposals on a case-by-case basis, and will generally vote in favor of such proposals unless compensation is misaligned with performance and/or shareholders’ interests, the company has not provided reasonably clear disclosure regarding its compensation practices, or there are concerns with the company’s remuneration practices.
Anti-takeover mechanisms and related issues
.  The investment manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, the investment manager conducts an independent review of each anti-takeover proposal. On occasion, the investment manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the Fund or its shareholders’ interests. The investment manager generally supports proposals that require shareholder rights’ plans (often referred to as “poison pills”) to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. In addition, the investment manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. The investment manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” The investment manager generally supports “fair price” provisions and confidential voting. The investment manager will review a company’s proposal to reincorporate to a different state or country on a case-by-case basis taking into consideration financial benefits such as tax treatment as well as comparing corporate governance provisions and general business laws that may result from the change in domicile.
Changes to capital structure
. The investment manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. The investment manager will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. The investment manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The investment manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. The investment manager will review proposals seeking preemptive rights on a case-by-case basis.
Mergers and corporate restructuring
. Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. The investment manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.
Environmental and social issues
.  The investment manager considers environmental and social issues alongside traditional financial measures to provide a more comprehensive view of the value, risk and return potential of an investment. Companies may face significant financial, legal and reputational risks resulting from poor environmental and social practices, or negligent oversight of environmental or social issues. Franklin Templeton’s “Responsible Investment Principles and Policies” describes the investment manager’s approach to consideration of environmental, social and governance issues within the investment manager’s processes and ownership practices.
Shareholder proposals.
The investment manager will review shareholder proposals on a case-by-case basis and may support those that serve to enhance value or mitigate risk, are drafted appropriately, and do not disrupt the course of business or require a disproportionate or inappropriate use of company resources.
In the investment manager’s experience, those companies that are managed well are often effective in dealing with the relevant environmental and social issues that pertain to their business. As such, the investment manager will generally give management discretion with regard to environmental and social issues. However, in cases where management and the board have not demonstrated adequate efforts to mitigate material environmental or social risks, have engaged in inappropriate or illegal conduct, or have failed to adequately address current or emergent risks that threaten shareholder value, the investment manager may choose to support well-crafted shareholder proposals that serve to promote or protect shareholder value. This may include seeking appropriate disclosure regarding material environmental and social issues.
The investment manager will consider supporting a shareholder proposal seeking disclosure and greater board oversight of lobbying and corporate political contributions if the investment manager believes that there is evidence of inadequate oversight by the company’s board, if the company’s current disclosure is significantly deficient, or if the disclosure is notably lacking in comparison to the company’s peers.
Governance matters
. The investment manager generally supports the right of shareholders to call special meetings and act by written consent. However, the investment manager will review such shareholder proposals on a case-by-case basis in an effort to ensure that such proposals do not disrupt the course of business or require a disproportionate or inappropriate use of company resources.
Proxy access
. In cases where the investment manager is satisfied with company performance and the responsiveness of management, it will generally vote against shareholder proxy access proposals not supported by management. In other instances, the investment manager will consider such proposals on a case-by-case basis, taking into account factors such as the size of the company, ownership thresholds and holding periods, nomination limits (e.g., number of candidates that can be nominated), the intentions of the shareholder proponent, and shareholder base.
Global corporate governance
. Many of the tenets discussed above are applied to the investment manager's proxy voting decisions for international investments. However, the investment manager must be flexible in these worldwide markets. Principles of good corporate governance may vary by country, given the constraints of a country’s laws and acceptable practices in the markets. As a result, it is on occasion difficult to apply a consistent set of governance practices to all issuers. As experienced money managers, the investment manager's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.
The investment manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which the investment manager may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if the investment manager votes a proxy or where the investment manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the investment manager held shares on the record date but has sold them prior to the meeting date; (vii) a proxy voting service is not offered by the custodian in the market; (viii) due to either system error or human error, the investment manager’s intended vote is not correctly submitted; (ix) the investment manager believes it is not in the best interest of the Fund or its shareholders to vote the proxy for any other reason not enumerated herein; or (x) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.
In some non-U.S. jurisdictions, even if the investment manager uses reasonable efforts to vote a proxy on behalf of the Fund, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the investment manager does not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the investment manager. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the investment manager's votes are not received, or properly tabulated, by an issuer or the issuer's agent.
The investment manager or its affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the investment manager or its affiliates, determine to use its best efforts to recall any security on loan where the investment manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes.
Procedures for meetings involving fixed income securities & privately held issuers
.  From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the investment manager for each Fund involved. If the Proxy Group does not receive voting instructions from the investment manager, the Proxy Group will take no action on the event. The investment manager may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described above.
In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.
The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the investment manager may nonetheless vote as it deems in the best interests of the Fund. The investment manager will report such decisions on an annual basis to the Fund board as may be required.
Shareholders may view the complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923, Attention: Proxy Group. Copies of the Fund’s proxy voting records are available online at franklintempleton.com and posted on the SEC website at www.sec.gov. The proxy voting records are updated each year by August 31 to reflect the most recent 12-month period ended June 30
.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

Securities lending agent
The board of trustees has approved the Fund’s participation in a securities lending program. Under the securities lending program, JP Morgan Chase Bank serves as the Fund’s securities lending agent.

For the six months ended June 30, 2021, the income earned by the Fund as well as the fees and/or compensation paid by the Fund in dollars pursuant to a securities lending agreement between the Trust with respect to the Fund and the Securities Lending Agent were as follows (figures may differ from those shown in shareholder reports due to time of availability and use of estimates):

Gross income earned by the Fund from securities lending activities	$ 25,771
Fees and/or compensation paid by the Fund for securities lending activities and related services
Fees paid to Securities Lending Agent from revenue split	$ 2,060
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in a revenue split	$ -
Administrative fees not included in a revenue split	$ -
Indemnification fees not included in a revenue split	$ -
Rebate (paid to borrower)	$ -
Other fees not included above	$ 193
Aggregate fees/compensation paid by the Fund for securities lending activities	$ 2,253
Net income from securities lending activities	$ 23,518

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON EMERGING MARKETS INCOME FUND

By S\Matthew T. Hinkle__________________________
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date August 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\Matthew T. Hinkle____________________________
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date August 25, 2021

By S\Robert G. Kubilis_______________________________
     Robert G. Kubilis
     Chief Financial Officer and Chief Accounting Officer
Date August 25, 2021